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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED OCTOBER 23, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM BASIC BALANCED FUND                     AIM MID CAP BASIC VALUE FUND
AIM EUROPEAN SMALL COMPANY FUND             AIM SELECT EQUITY FUND
AIM GLOBAL VALUE FUND                       AIM SMALL CAP EQUITY FUND
AIM INTERNATIONAL SMALL COMPANY FUND

Effective May 1, 2008, the following information replaced in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM BASIC BALANCED FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of December 31, 2007 (except as noted):

------------------------------------------------------------------------------------------------------------------------
                                     OTHER REGISTERED MUTUAL       OTHER POOLED INVESTMENT           OTHER ACCOUNTS
                       DOLLAR             FUNDS MANAGED                VEHICLES MANAGED                 MANAGED
                      RANGE OF        (ASSETS IN MILLIONS)           (ASSETS IN MILLIONS)        (ASSETS IN MILLIONS)(2)
  "PORTFOLIO         INVESTMENTS   -------------------------------------------------------------------------------------
    MANAGER            IN EACH       NUMBER OF                      NUMBER OF                     NUMBER OF
                       FUND(1)       ACCOUNTS        ASSETS         ACCOUNTS         ASSETS        ACCOUNTS     ASSETS
------------------------------------------------------------------------------------------------------------------------
                                                    AIM BASIC BALANCED FUND
------------------------------------------------------------------------------------------------------------------------
R. Canon Coleman    $1 - $10,000        5           $5,596.7          None            None          1,298       $383.3

------------------------------------------------------------------------------------------------------------------------
Brendan Gau           $10,001 -         9           $3,126.1            2           $1,491.3        None         None
                       $50,000
------------------------------------------------------------------------------------------------------------------------
Mark Gilley(3)          None            1             $27.0           None            None          None         None

------------------------------------------------------------------------------------------------------------------------
Matthew Seinsheimer   $10,001 -         4           $5,347.5          None            None          1,298       $383.3
                       $50,000
------------------------------------------------------------------------------------------------------------------------
Michael Simon           None            8           $6,952.9          None            None          1,298       $383.3

------------------------------------------------------------------------------------------------------------------------
Bret Stanley            None            5           $5,596.7          None            None          1,298       $383.3

------------------------------------------------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IAPAM") provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Gilley began serving as portfolio manager on AIM Basic Balanced Fund on May 1, 2008. Ownership information for Mr. Gilley has been provided as of March 31, 2008."